Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Taxes [Abstract]
Schedule of provision (benefit) for income taxes
	For the years ended June 30,
	2015	2014

Current	$3,226,780	$3,334,040
Deferred	(328,761)	(74,893)
Total provision for income taxes	$2,898,019	$3,259,147

Schedule of reconciles the statutory rates
	June 30, 2015	June 30, 2014

China income tax rate	25.0%	25.0%
Effect of allowance for temporary differences	(2.9%)	0.0%
Effect of permanent differences	2.9%	(1.6%)
Effective income tax rates	25.0%	23.4%

Schedule of deferred tax assets and liabilities
	June 30, 2015	June 30, 2014

Deferred tax assets
Non-current
Startup cost	218,861	90,297
Plant and equipment	351,583	141,643
Intangible assets	(50,297)	(43,559)
Net operating loss carryforward in China	48,519	48,163
Total non-current deferred tax assets	568,666	236,544
Valuation allowance	(48,519)	(48,163)
Total non-current deferred tax assets, net	520,147	188,381
Total deferred tax assets	$520,147	$188,381

Schedule of taxes payable
	June 30, 2015	June 30, 2014

Income taxes payable	$983,767	$949,568
VAT taxes payable	102,077	146,472
Other taxes payable	12,249	17,577
Total	$1,098,093	$1,113,617